Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax
Deferred income tax asset to be recovered after more than 12 months	$ 5,865	$ 5,577
Deferred income tax asset to be recovered within 12 months	1,093	159
Deferred income tax assets	6,958	5,736
Deferred income tax liability to be recovered after more than 12 months	(32,597)	(19,027)
Deferred income tax liability to be recovered within 12 months	(178)	(9,448)
Deferred income tax liability	(32,775)	(28,475)
Deferred income tax assets (liabilities), net	$ (25,817)	$ (22,739)	$ (19,099)